united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 12/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares							Fair Value
	EXCHANGE TRADED FUND - 4.3%
	DEBT FUND - 4.3%
380,488	iShares Broad USD High Yield Corporate Bond ETF						$ 15,638,057
	TOTAL EXCHANGE TRADED FUND (Cost - $15,552,333)

	MUTUAL FUNDS - 86.5%
	DEBT FUNDS - 86.5%
1,022,928	American Beacon SiM High Yield Opportunities Fund - Institutional Class						9,748,501
1,415,701	BlackRock High Yield Bond Portfolio - Institutional Class						11,000,000
10,734,463	Lord Abbett High Yield Fund - Institutional Class						80,830,509
13,970,588	MainStay MacKay High Yield Corporate Bond Fund - Institutional Class						79,352,941
9,389,929	PGIM High Yield Fund - Class Z						52,489,700
3,570,043	PIMCO High Yield Fund - Institutional Class						32,273,186
6,273,621	Putnam High Yield Fund - Class Y						39,021,921
1,728,395	SEI Institutional Managed Trust - High Yield Bond Fund - Institutional Class						11,562,963
	TOTAL MUTUAL FUNDS (Cost - $302,333,112)						316,279,721
Principal
	U.S. GOVERNMENT OBLIGATIONS - 6.5%
$ 8,000,000	United States Treasury Bill, 1.560% due 2/27/2020 #						7,981,271
16,000,000	United States Treasury Bill, 1.555% due 3/26/2020 #						15,943,897
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $23,899,079)						23,925,168
Shares
	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
9,333,856	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.47% *						9,333,856
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,333,856)

	TOTAL INVESTMENTS - 99.9% (Cost - $351,118,380)						$ 365,176,802
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%						447,398
	NET ASSETS - 100.0%						$ 365,624,200

# Discount rate at the time of purchase.
* Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

TOTAL RETURN SWAPS
				Number of	Termination	Notional	Unrealized
Description	Index	Spread	Counterparty	Contracts	Date	Amount	Appreciation
Long
iShares iBoxx USD High Yield Corporate Bond ETF	1 Month USD Libor	(0.15)%	JP Morgan	222,278	12/23/2019	$ 19,498,226	$ 48,901

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares								Fair Value
	COMMON STOCK - 52.2%
	AERPSPACE/DEFENSE - 0.2%
1,789	Embraer SA - ADR							$ 34,868

	AGRICULTURE - 0.3%
537	Bunge Ltd.							30,904
328	Philip Morris International, Inc.							27,909
								58,813
	AIRLINES - 0.4%
1,787	Gol Linhas Aereas Inteligentes SA - ADR							32,291
321	United Airlines Holdings, Inc. *							28,277
								60,568
	APPAREL - 0.7%
831	Crocs, Inc. *							34,811
1,363	Skechers U.S.A., Inc. *							58,868
654	Steven Madden Ltd.							28,129
								121,808
	AUTO MANUFACTURERS - 0.2%
2,194	Tata Motors Ltd. - ADR *							28,368

	AUTO PARTS & EQUIPMENT - 0.9%
611	Aptiv PLC							58,027
3,168	Spartan Motors, Inc.							57,277
323	Visteon Corp. *							27,969
								143,273
	BANKS - 0.5%
1,226	Customers Bancorp, Inc. *							29,191
908	Meta Financial Group, Inc.							33,151
431	Walker & Dunlop, Inc.							27,877
								90,219
	BEVERAGES - 0.4%
942	Monster Beverage Corp. *							59,864

	BIOTECHNOLOGY - 0.2%
82	Bio-Rad Laboratories, Inc. *							30,342

	BUILDING MATERIALS - 0.9%
1,858	Caesarstone Ltd.							28,000
463	Fortune Brands Home & Security, Inc.							30,252
644	Masco Corp.							30,906
2,430	Summit Materials, Inc. *							58,077
								147,235
	CHEMICALS - 0.8%
1,246	Huntsman Corp.							30,103
1,448	Koppers Holdings, Inc. *							55,343
2,092	Kronos Worldwide, Inc.							28,033
762	PolyOne Corp.							28,034
								141,513
	COMMERCIAL SERVICES - 2.1%
1,361	Cardtronics PLC *							60,769
205	Cimpress PLC *							25,783
2,444	Cross Country Healthcare, Inc. *							28,399
1,390	Kelly Services, Inc.							31,386
289	ManpowerGroup, Inc.							28,062
251	Moody's Corp.							59,590
471	New Oriental Education & Technology Group, Inc. - ADR *							57,109
283	PayPal Holdings, Inc. *							30,612
111	S&P Global, Inc.							30,309
								352,019
	COMPUTERS - 1.9%
1,123	Agilysys, Inc. *							28,535
207	Apple, Inc.							60,786
134	EPAM Systems, Inc. *							28,429
546	Fortinet, Inc. *							58,291
840	Insight Enterprises, Inc. *							59,044
965	Seagate Technology PLC							57,417
651	TTEC Holdings, Inc.							25,793
								318,295
	COSMETICS / PERSONAL CARE - 0.2%
1,758	elf Beauty, Inc. *							28,357

	DISTRIBUTION / WHOLESALE - 0.9%
842	H&E Equipment Services, Inc.							28,148
1,428	HD Supply Holdings, Inc. *							57,434
820	LKQ Corp. *							29,274
705	Triton International Ltd.							28,341
								143,197
	DIVERSIFIED FINANCIAL SERVICES - 1.2%
496	AerCap Holdings NV *							30,489
169	Ameriprise Financial, Inc.							28,152
1,918	Freedom Holding Corp. *							27,888
634	LPL Financial Holdings, Inc.							58,487
920	PennyMac Financial Services, Inc.							31,317
485	Stifel Financial Corp.							29,415
								205,748
	ELECTRONICS - 1.8%
689	Atkore International Group, Inc. *							27,877
874	Benchmark Electronics, Inc.							30,031
814	Comtech Telecommunications Corp.							28,889
2,218	Flex Ltd. *							27,991
390	Itron, Inc. *							32,741
1,445	Jabil, Inc.							59,722
747	Plexus Corp. *							57,474
247	SYNNEX Corp.							31,814
								296,539

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares								Fair Value
	COMMON STOCK (Continued) - 52.2%
	ENGINEERING & CONSTRUCTION - 0.5%
689	AECOM *							$ 29,717
664	frontdoor, Inc. *							31,487
2,019	Sterling Construction Co., Inc. *							28,428
								89,632
	ENTERTAINMENT - 0.9%
2,100	Everi Holdings, Inc. *							28,203
3,100	Golden Entertainment, Inc. *							59,582
1,102	Penn National Gaming, Inc. *							28,167
1,046	Scientific Games Corp. *							28,012
								143,964
	ENVIROMENTAL CONTROL - 0.3%
3,109	Evoqua Water Technologies Corp. *							58,916

	FOOD - 0.9%
1,260	BellRing Brands, Inc. *							26,825
3,742	BRF SA - ADR *							32,555
677	Ingles Markets, Inc.							32,164
640	Performance Food Group Co. *							32,947
748	US Foods Holding Corp. *							31,334
								155,825
	FOREST PRODUCTS & PAPER - 0.2%
1,636	PH Glatfelter Co.							29,939

	HEALTHCARE-PRODUCTS - 1.4%
1,142	Bruker Corp.							58,208
122	Edwards Lifesciences Corp. *							28,461
2,214	Hanger, Inc. *							61,129
112	IDEXX Laboratories, Inc. *							29,247
198	ResMed, Inc.							30,684
196	West Pharmaceutical Services, Inc.							29,465
								237,194
	HEALTHCARE-SERVICES - 2.5%
168	Amedisys, Inc. *							28,043
92	Anthem, Inc.							27,787
8,183	Brookdale Senior Living, Inc. *							59,490
447	Centene Corp. *							28,103
215	HCA Healthcare, Inc.							31,779
184	IQVIA Holdings, Inc. *							28,430
424	Molina Healthcare, Inc. *							57,533
2,623	Select Medical Holdings Corp. *							61,221
1,804	Surgery Partners, Inc. *							28,242
1,708	Tenet Healthcare Corp. *							64,955
								415,583
	HOME BUILDERS - 0.3%
1,885	Beazer Homes USA, Inc. *							26,635
411	Installed Building Products, Inc. *							28,306
								54,941
	HOME FURNISHINGS - 0.8%
1,160	Sleep Number Corp. *							57,118
665	Tempur Sealy International, Inc. *							57,895
513	Universal Electronics, Inc. *							26,809
								141,822
	INSURANCE - 2.6%
945	American Equity Investment Life Holding Co.							28,284
1,272	Athene Holding Ltd. *							59,822
1,141	AXA Equitable Holdings, Inc.							28,274
545	Essent Group Ltd.							28,335
1,577	Hallmark Financial Services, Inc. *							27,708
554	MetLife, Inc.							28,237
1,727	NMI Holdings, Inc. *							57,302
1,266	Old Republic International Corp.							28,320
302	Prudential Financial, Inc.							28,309
2,261	Radian Group, Inc.							56,887
181	Reinsurance Group of America, Inc.							29,514
976	Unum Group							28,460
								429,452
	INTERNET - 1.5%
21	Alphabet, Inc. *							28,127
286	Facebook, Inc. *							58,701
884	JD.com, Inc. - ADR *							31,143
4,557	Perion Network Ltd. *							28,345
3,769	Rubicon Project, Inc. *							30,755
2,083	TechTarget, Inc. *							54,366
1,950	Vipshop Holdings Ltd. - ADR *							27,631
								259,068
	IRON / STEEL - 0.2%
822	Steel Dynamics, Inc.							27,981

	LEISURE TIME - 0.2%
465	Brunswick Corp.							27,891

	LODGING - 1.0%
405	Las Vegas Sands Corp.							27,961
1,153	Melco Resorts & Entertainment Ltd. - ADR							27,868
1,772	MGM Resorts International							58,954
1,158	Wyndham Destinations, Inc.							59,857
								174,640
	MACHINERY - DIVERSIFED - 0.3%
1,743	Ichor Holdings Ltd. *							57,990

	MEDIA - 1.2%
1,078	Altice USA, Inc. *							29,473
1,285	Comcast Corp.							57,786
1,219	Liberty Media Corp. - Liberty SiriusXM *							58,683
8,214	Sirius XM Holdings, Inc.							58,730
								204,672

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares								Fair Value
	COMMON STOCK (Continued) - 52.2%
	METAL FABRICATE / HARDWARE - 0.5%
2,392	Ryerson Holding Corp. *							$ 28,297
499	Timken Co.							28,099
1,369	Tredegar Corp.							30,597
								86,993
	MINING - 0.5%
4,132	Constellium SE *							55,369
664	Southern Copper Corp.							28,207
								83,576
	MISCELLANEOUS MANUFACTURING - 0.2%
895	Federal Signal Corp.							28,864

	OFFICE FURNISHINGS - 0.5%
599	Herman Miller, Inc.							24,948
1,703	Interface, Inc.							28,253
1,072	Knoll, Inc.							27,079
								80,280
	OFFICE BUSINESS EQUIPMENT - 0.2%
110	Zebra Technologies Corp. *							28,098

	OIL & GAS - 1.8%
433	ConocoPhillips							28,158
1,666	Delek US Holdings, Inc.							55,861
1,390	Ecopetrol SA - ADR							27,744
551	HollyFrontier Corp.							27,941
925	Marathon Petroleum Corp.							55,731
1,791	PBF Energy, Inc.							56,184
185	Pioneer Natural Resources Co.							28,003
294	Valero Energy Corp.							27,533
								307,155
	OIL & GAS SERVICES - 0.2%
3,233	ION Geophysical Corp. *							28,062

	PHARMACEUTICALS - 1.4%
670	AmerisourceBergen Corp.							56,963
1,989	Bausch Health Cos., Inc. *							59,511
1,079	Cardinal Health, Inc.							54,576
401	McKesson Corp.							55,466
								226,516
	PIPELINES - 0.3%
1,263	Hess Midstream Partners LP							28,645
1,488	Plains GP Holdings LP							28,198
								56,843
	REAL ESTATE - 0.2%
524	CBRE Group, Inc. *							32,116

	RETAIL - 4.8%
265	Asbury Automotive Group, Inc. *							29,624
321	Best Buy Co., Inc.							28,184
1,276	Bloomin' Brands, Inc.							28,161
1,032	Buckle, Inc.							27,905
574	Dick's Sporting Goods, Inc.							28,407
2,828	Foundation Building Materials, Inc. *							54,722
1,967	GMS, Inc. *							53,266
571	Group 1 Automotive, Inc.							57,100
793	La-Z-Boy, Inc.							24,964
258	Lululemon Athletica, Inc. *							59,771
575	Penske Automotive Group, Inc.							28,876
290	RH *							61,915
856	Sonic Automotive, Inc.							26,536
7,613	Sportsman's Warehouse Holdings, Inc. *							61,132
479	Target Corp.							61,413
5,340	Tilly's, Inc.							65,415
952	TJX Cos., Inc. (The)							58,129
302	Tractor Supply Co.							28,219
244	Walmart, Inc.							28,997
								812,736
	SEMICONDUCTORS - 5.5%
932	Applied Materials, Inc.							56,889
645	Brooks Automation, Inc.							27,064
407	Cirrus Logic, Inc. *							33,541
1,245	Cohu, Inc.							28,448
608	Entegris, Inc.							30,455
2,350	FormFactor, Inc. *							61,029
165	KLA Corp.							29,398
201	Lam Research Corp.							58,772
4,814	MagnaChip Semiconductor Corp. *							55,891
974	Maxim Integrated Products, Inc.							59,911
1,541	Nova Measuring Instruments Ltd. *							58,296
259	NVIDIA Corp.							60,943
253	NXP Semiconductors NV							32,197
1,759	Photronics, Inc. *							27,722
643	QUALCOMM, Inc.							56,732
1,245	Silicon Motion Technology Corp. - ADR							63,134
231	Skyworks Solutions, Inc.							27,923
923	Synaptics, Inc. *							60,706
857	Teradyne, Inc.							58,439
1,318	Tower Semiconductor Ltd. *							31,711
								919,201

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares								Fair Value
	COMMON STOCK (Continued) - 52.2%
	SOFTWARE - 3.8%
479	Aspen Technology, Inc. *							$ 57,925
404	Cadence Design Systems, Inc. *							28,021
385	Cerner Corp.							28,255
563	Electronic Arts, Inc. *							60,528
728	Manhattan Associates, Inc. *							58,058
375	Microsoft Corp.							59,137
110	MSCI, Inc.							28,400
193	NetEase, Inc. - ADR							59,181
3,570	PDF Solutions, Inc. *							60,297
1,385	Progress Software Corp.							57,547
6,556	Smith Micro Software, Inc. *							26,093
210	Synopsys, Inc. *							29,232
469	Take-Two Interactive Software, Inc. *							57,420
201	Veeva Systems, Inc. *							28,273
								638,367
	TELECOMMUNICATIONS - 1.9%
2,347	AudioCodes Ltd.							60,294
3,986	Luna Innovations, Inc. *							29,058
5,933	Mobile TeleSystems PJSC - ADR							60,220
3,229	NeoPhotonics Corp. *							28,480
1,461	TIM Participacoes SA - ADR							27,920
737	T-Mobile U.S., Inc. *							57,796
11,178	VEON Ltd. - ADR							28,280
1,869	Viavi Solutions, Inc. *							28,035
								320,083
	TRANSPORTATION - 1.8%
3,138	Ardmore Shipping Corp. *							28,399
6,544	Costamare, Inc.							62,364
4,127	Dorian LPG Ltd. *							63,886
1,148	International Seaways, Inc. *							34,164
2,696	Marten Transport Ltd.							57,937
303	Saia, Inc. *							28,215
6,488	Tsakos Energy Navigation Ltd.							28,288
								303,253
	TRUCKING & LEASING - 0.2%
1,444	Fly Leasing Ltd. - ADR *							28,302

	TOTAL COMMON STOCK (Cost - $8,110,542)							8,750,981

	EXCHANGE TRADED FUND - 9.9%
	EQUITY FUND - 9.9%
5,135	SPDR S&P 500 ETF Trust							1,652,751
	TOTAL EXCHANGE TRADED FUND (Cost - $1,294,356)

	SHORT-TERM INVESTMENT - 9.7%
	MONEY MARKET FUND - 9.7%
1,625,660	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 1.49% **							1,625,660
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,625,660)
Principal
	U.S. GOVERNMENT OBLIGATIONS - 25.5%
$ 2,000,000	United States Treasury Bill, 1.840% due 1/2/2020 #							2,000,000
1,000,000	United States Treasury Bill, 1.560% due 7/2/2020 #							992,177
1,300,000	United States Treasury Bill, 1.740% due 9/10/2020 #							1,286,213
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $4,276,160)							4,278,390

	TOTAL INVESTMENTS - 97.3% (Cost - $15,306,718)							$ 16,307,782
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%							450,862
	NET ASSETS - 100.0%							$ 16,758,644

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
SPDR - Standard & Poor's Depositary Receipt
* Non income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.
# Discount rate at the time of purchase.

FUTURE CONTRACT
					Number of	Expiration	Notional Amount/	Unrealized
Description				Counterparty	Contracts	Date	Value	Appreciation
Long
S&P 500 E-Mini Future Mar 2020				Goldman Sachs	35	3/20/2020	$ 5,654,425	$ 160,276

TOTAL RETURN SWAPS
					Number Of	Maturity	Notional	Unrealized
Description	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Appreciation/(Depreciation)
Long
GS Client Global Stock Long Basket ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	59,289	12/23/2020	$ 5,868,507	$ 178,378
GS Client Global Stock Long Basket 2 ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	63,222	10/29/2020	5,989,526	(4,299)
SPDR S&P 500 ETF TRUST	USD	1 Month USD Libor	0.28%	JP Morgan	19,450	3/4/2021	6,238,199	21,978
								$ 196,057
Short
GS Client Global Stock Short Basket 1 ***	USD	1 Month USD Libor	(1.15)%	Goldman Sachs	54,870	12/23/2020	5,873,897	(176,618)
GS Client Global Stock Short Basket 2 ***	USD	1 Month USD Libor	(1.70)%	Goldman Sachs	57,309	2/3/2021	5,960,176	(20,018)
JP Morgan U.S. Short Index Basket ***	USD	Overnight Bank Funding Rate	(1.05)%	JP Morgan	39,491	6/19/2020	4,215,139	(52,653)
JP Morgan U.S. Short Index Basket 2 ***	USD	Overnight Bank Funding Rate	(1.00)%	JP Morgan	44,011	6/17/2020	4,705,449	(49,499)
								$ (298,788)

								$ (102,731)
*** The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/tactical-equity-fund/

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares								Fair Value
	COMMON STOCK - 51.7%
	AERPSPACE/DEFENSE - 0.2%
1,234	Embraer SA - ADR							$ 24,051

	AGRICULTURE - 0.3%
370	Bunge Ltd.							21,294
233	Philip Morris International, Inc.							19,826
								41,120
	AIRLINES - 0.4%
1,233	Gol Linhas Aereas Inteligentes SA - ADR							22,280
228	United Airlines Holdings, Inc. *							20,085
								42,365
	APPAREL - 0.7%
573	Crocs, Inc. *							24,003
953	Skechers U.S.A., Inc. *							41,160
464	Steven Madden Ltd.							19,957
								85,120
	AUTO MANUFACTURERS - 0.2%
1,557	Tata Motors Ltd. - ADR *							20,132

	AUTO PARTS & EQUIPMENT - 0.8%
427	Aptiv PLC							40,552
2,215	Spartan Motors, Inc.							40,047
229	Visteon Corp. *							19,829
								100,428
	BANKS - 0.5%
845	Customers Bancorp, Inc. *							20,119
626	Meta Financial Group, Inc.							22,855
305	Walker & Dunlop, Inc.							19,727
								62,701
	BEVERAGES - 0.4%
659	Monster Beverage Corp. *							41,879

	BIOTECHNOLOGY - 0.2%
56	Bio-Rad Laboratories, Inc. *							20,722

	BUILDING MATERIALS - 0.9%
1,318	Caesarstone Ltd.							19,862
319	Fortune Brands Home & Security, Inc.							20,843
444	Masco Corp.							21,308
1,700	Summit Materials, Inc. *							40,630
								102,643
	CHEMICALS - 0.8%
859	Huntsman Corp.							20,753
1,012	Koppers Holdings, Inc. *							38,679
1,484	Kronos Worldwide, Inc.							19,886
540	PolyOne Corp.							19,867
								99,185
	COMMERCIAL SERVICES - 2.1%
951	Cardtronics PLC *							42,462
141	Cimpress PLC *							17,734
1,686	Cross Country Healthcare, Inc. *							19,591
959	Kelly Services, Inc.							21,654
205	ManpowerGroup, Inc.							19,906
175	Moody's Corp.							41,547
329	New Oriental Education & Technology Group, Inc. - ADR *							39,891
195	PayPal Holdings, Inc. *							21,093
76	S&P Global, Inc.							20,752
								244,630
	COMPUTERS - 1.9%
796	Agilysys, Inc. *							20,226
145	Apple, Inc.							42,579
95	EPAM Systems, Inc. *							20,155
381	Fortinet, Inc. *							40,676
587	Insight Enterprises, Inc. *							41,260
674	Seagate Technology PLC							40,103
449	TTEC Holdings, Inc.							17,789
								222,788
	COSMETICS / PERSONAL CARE - 0.2%
1,212	elf Beauty, Inc. *							19,550

	DISTRIBUTION / WHOLESALE - 0.9%
581	H&E Equipment Services, Inc.							19,423
999	HD Supply Holdings, Inc. *							40,180
566	LKQ Corp. *							20,206
500	Triton International Ltd.							20,100
								99,909
	DIVERSIFIED FINANCIAL SERVICES - 1.2%
342	AerCap Holdings NV *							21,023
119	Ameriprise Financial, Inc.							19,823
1,361	Freedom Holding Corp. *							19,789
443	LPL Financial Holdings, Inc.							40,867
635	PennyMac Financial Services, Inc.							21,615
335	Stifel Financial Corp.							20,318
								143,435
	ELECTRONICS - 1.7%
489	Atkore International Group, Inc. *							19,785
603	Benchmark Electronics, Inc.							20,719
562	Comtech Telecommunications Corp.							19,945
1,574	Flex Ltd. *							19,864
269	Itron, Inc. *							22,583
1,011	Jabil, Inc.							41,785
522	Plexus Corp. *							40,163
170	SYNNEX Corp.							21,896
								206,740

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares								Fair Value
	COMMON STOCK (Continued) - 51.7%
	ENGINEERING & CONSTRUCTION - 0.5%
475	AECOM *							$ 20,487
458	frontdoor, Inc. *							21,718
1,392	Sterling Construction Co., Inc. *							19,599
								61,804
	ENTERTAINMENT - 0.9%
1,490	Everi Holdings, Inc. *							20,011
2,166	Golden Entertainment, Inc. *							41,631
782	Penn National Gaming, Inc. *							19,988
742	Scientific Games Corp. *							19,871
								101,501
	ENVIROMENTAL CONTROL - 0.3%
2,174	Evoqua Water Technologies Corp. *							41,197

	FOOD - 0.9%
893	BellRing Brands, Inc. *							19,012
2,582	BRF SA - ADR *							22,463
467	Ingles Markets, Inc.							22,187
441	Performance Food Group Co. *							22,703
516	US Foods Holding Corp. *							21,615
								107,980
	FOREST PRODUCTS & PAPER - 0.2%
1,129	PH Glatfelter Co.							20,661

	HEALTHCARE-PRODUCTS - 1.4%
800	Bruker Corp.							40,776
84	Edwards Lifesciences Corp. *							19,596
1,547	Hanger, Inc. *							42,713
77	IDEXX Laboratories, Inc. *							20,107
137	ResMed, Inc.							21,231
135	West Pharmaceutical Services, Inc.							20,295
								164,718
	HEALTHCARE-SERVICES - 2.5%
119	Amedisys, Inc. *							19,864
65	Anthem, Inc.							19,632
5,723	Brookdale Senior Living, Inc. *							41,606
317	Centene Corp. *							19,930
148	HCA Healthcare, Inc.							21,876
131	IQVIA Holdings, Inc. *							20,241
296	Molina Healthcare, Inc. *							40,164
1,833	Select Medical Holdings Corp. *							42,782
1,280	Surgery Partners, Inc. *							20,038
1,193	Tenet Healthcare Corp. *							45,370
								291,503
	HOME BUILDERS - 0.3%
1,301	Beazer Homes USA, Inc. *							18,383
292	Installed Building Products, Inc. *							20,110
								38,493
	HOME FURNISHINGS - 0.8%
812	Sleep Number Corp. *							39,983
465	Tempur Sealy International, Inc. *							40,483
354	Universal Electronics, Inc. *							18,500
								98,966
	INSURANCE - 2.5%
670	American Equity Investment Life Holding Co.							20,053
889	Athene Holding Ltd. *							41,810
809	AXA Equitable Holdings, Inc.							20,047
376	Essent Group Ltd.							19,548
1,088	Hallmark Financial Services, Inc. *							19,116
393	MetLife, Inc.							20,031
1,208	NMI Holdings, Inc. *							40,081
898	Old Republic International Corp.							20,088
214	Prudential Financial, Inc.							20,060
1,583	Radian Group, Inc.							39,828
124	Reinsurance Group of America, Inc.							20,219
692	Unum Group							20,179
								301,060
	INTERNET - 1.5%
14	Alphabet, Inc. *							18,751
200	Facebook, Inc. *							41,050
610	JD.com, Inc. - ADR *							21,490
3,233	Perion Network Ltd. *							20,109
2,600	Rubicon Project, Inc. *							21,216
1,458	TechTarget, Inc. *							38,054
1,383	Vipshop Holdings Ltd. - ADR *							19,597
								180,267
	IRON / STEEL - 0.2%
583	Steel Dynamics, Inc.							19,845

	LEISURE TIME - 0.2%
330	Brunswick Corp.							19,793

	LODGING - 1.0%
287	Las Vegas Sands Corp.							19,815
818	Melco Resorts & Entertainment Ltd. - ADR							19,771
1,239	MGM Resorts International							41,222
809	Wyndham Destinations, Inc.							41,817
								122,625
	MACHINERY - DIVERSIFED - 0.3%
1,219	Ichor Holdings Ltd. *							40,556

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares								Fair Value
	COMMON STOCK (Continued) - 51.7%
	MEDIA - 1.2%
744	Altice USA, Inc. *							$ 20,341
899	Comcast Corp.							40,428
852	Liberty Media Corp. - Liberty SiriusXM *							41,015
5,744	Sirius XM Holdings, Inc.							41,070
								142,854
	METAL FABRICATE / HARDWARE - 0.5%
1,696	Ryerson Holding Corp. *							20,064
354	Timken Co.							19,934
945	Tredegar Corp.							21,121
								61,119
	MINING - 0.5%
2,891	Constellium SE *							38,739
471	Southern Copper Corp.							20,008
								58,747
	MISCELLANEOUS MANUFACTURING - 0.2%
617	Federal Signal Corp.							19,898

	OFFICE FURNISHINGS - 0.5%
413	Herman Miller, Inc.							17,201
1,208	Interface, Inc.							20,041
739	Knoll, Inc.							18,667
								55,909
	OFFICE BUSINESS EQUIPMENT - 0.2%
78	Zebra Technologies Corp. *							19,924

	OIL & GAS - 1.8%
307	ConocoPhillips							19,964
1,166	Delek US Holdings, Inc.							39,096
986	Ecopetrol SA - ADR							19,681
380	HollyFrontier Corp.							19,270
647	Marathon Petroleum Corp.							38,982
1,253	PBF Energy, Inc.							39,307
131	Pioneer Natural Resources Co.							19,830
203	Valero Energy Corp.							19,011
								215,141
	OIL & GAS SERVICES - 0.2%
2,293	ION Geophysical Corp. *							19,903

	PHARMACEUTICALS - 1.3%
469	AmerisourceBergen Corp.							39,874
1,390	Bausch Health Cos., Inc. *							41,589
756	Cardinal Health, Inc.							38,239
280	McKesson Corp.							38,730
								158,432
	PIPELINES - 0.3%
896	Hess Midstream Partners LP							20,321
1,055	Plains GP Holdings LP							19,992
								40,313
	REAL ESTATE - 0.2%
360	CBRE Group, Inc. *							22,064

	RETAIL - 4.8%
183	Asbury Automotive Group, Inc. *							20,458
228	Best Buy Co., Inc.							20,018
905	Bloomin' Brands, Inc.							19,973
732	Buckle, Inc.							19,793
407	Dick's Sporting Goods, Inc.							20,142
1,979	Foundation Building Materials, Inc. *							38,294
1,377	GMS, Inc. *							37,289
399	Group 1 Automotive, Inc.							39,900
547	La-Z-Boy, Inc.							17,220
181	Lululemon Athletica, Inc. *							41,932
397	Penske Automotive Group, Inc.							19,937
202	RH *							43,127
590	Sonic Automotive, Inc.							18,290
5,320	Sportsman's Warehouse Holdings, Inc. *							42,720
335	Target Corp.							42,950
3,730	Tilly's, Inc.							45,693
666	TJX Cos., Inc.							40,666
214	Tractor Supply Co.							19,996
168	Walmart, Inc.							19,965
								568,363
	SEMICONDUCTORS - 5.4%
652	Applied Materials, Inc.							39,798
445	Brooks Automation, Inc.							18,672
280	Cirrus Logic, Inc. *							23,075
883	Cohu, Inc.							20,177
420	Entegris, Inc.							21,038
1,642	FormFactor, Inc. *							42,643
114	KLA-Corp.							20,311
141	Lam Research Corp.							41,228
3,369	MagnaChip Semiconductor Corp. *							39,114
681	Maxim Integrated Products, Inc.							41,888
1,078	Nova Measuring Instruments Ltd. *							40,781
181	NVIDIA Corp.							42,589
174	NXP Semiconductors NV							22,143
1,248	Photronics, Inc. *							19,669
450	QUALCOMM, Inc.							39,704
869	Silicon Motion Technology Corp. - ADR							44,067
164	Skyworks Solutions, Inc.							19,824
645	Synaptics, Inc. *							42,422
600	Teradyne, Inc.							40,914
909	Tower Semiconductor Ltd. *							21,871
								641,928

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares								Fair Value
	COMMON STOCK (Continued) - 51.7%
	SOFTWARE - 3.8%
336	Aspen Technology, Inc. *							$ 40,633
286	Cadence Design Systems, Inc. *							19,837
273	Cerner Corp.							20,035
393	Electronic Arts, Inc. *							42,251
509	Manhattan Associates, Inc. *							40,593
262	Microsoft Corp.							41,317
78	MSCI, Inc.							20,138
134	NetEase, Inc. - ADR							41,090
2,496	PDF Solutions, Inc. *							42,157
968	Progress Software Corp.							40,220
4,522	Smith Micro Software, Inc. *							17,998
145	Synopsys, Inc. *							20,184
327	Take-Two Interactive Software, Inc. *							40,035
142	Veeva Systems, Inc. *							19,974
								446,462
	TELECOMMUNICATIONS - 1.9%
1,642	AudioCodes Ltd.							42,183
2,828	Luna Innovations, Inc. *							20,616
4,147	Mobile TeleSystems PJSC - ADR							42,092
2,291	NeoPhotonics Corp. *							20,207
1,036	TIM Participacoes SA - ADR							19,798
516	T-Mobile U.S., Inc. *							40,465
7,930	VEON Ltd. - ADR							20,063
1,289	Viavi Solutions, Inc. *							19,335
								224,759
	TRANSPORTATION - 1.8%
2,227	Ardmore Shipping Corp. *							20,154
4,571	Costamare, Inc.							43,562
2,884	Dorian LPG Ltd. *							44,644
792	International Seaways, Inc. *							23,570
1,885	Marten Transport Ltd.							40,509
209	Saia, Inc. *							19,462
4,603	Tsakos Energy Navigation Ltd.							20,069
								211,970
	TRUCKING & LEASING - 0.2%
1,024	Fly Leasing Ltd. - ADR *							20,070

	TOTAL COMMON STOCK (Cost - $5,685,514)							6,116,223

	EXCHANGE TRADED FUND - 7.5%
	EQUITY FUND - 7.5%
2,771	SPDR S&P 500 ETF Trust							891,874
	TOTAL EXCHANGE TRADED FUND (Cost - $760,900)

	SHORT-TERM INVESTMENTS - 7.8%
	MONEY MARKET FUNDS - 7.8%
588,002	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 1.49% **							588,002
330,927	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 1.28% **							330,927
	TOTAL SHORT-TERM INVESTMENTS (Cost - $918,929)							918,929
Principal
	U.S. GOVERNMENT OBLIGATIONS - 31.5%
$ 1,850,000	United States Treasury Bill, 1.840% due 1/2/2020 #							1,850,000
1,100,000	United States Treasury Bill, 1.560% due 7/2/2020 #							1,091,394
800,000	United States Treasury Bill, 1.740% due 9/10/2020 #							791,516
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $3,731,518)							3,732,910

	TOTAL INVESTMENTS - 98.5% (Cost - $11,096,861)							$ 11,659,936
	LIABILITIES IN EXCESS OF OTHER ASSETS - 1.5%							171,692
	NET ASSETS - 100.0%							$ 11,831,628

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
LP - Limited Partnership
PLC - Public Limited Company
SPDR - Standard & Poor's Depositary Receipt
* Non income producing security.
# Discount rate at the time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

TOTAL RETURN SWAPS
					Number Of	Maturity	Notional	Unrealized
Description	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Appreciation/(Depreciation)
Long
GS Client Global Stock Long Basket ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	40,733	8/16/2020	$ 4,031,809	$ 122,550
GS Client Global Stock Long Basket 2 ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	44,853	9/26/2020	4,249,284	(3,050)
SPDR S&P 500 ETF TRUST	USD	1 Month USD Libor	0.30%	JP Morgan	16,433	1/14/2021	5,270,556	18,569
								$ 138,069
Short
GS Client Global Stock Short Basket ***	USD	1 Month USD Libor	(1.15)%	Goldman Sachs	37,704	8/16/2020	4,036,257	(121,363)
GS Client Global Stock Short Basket 2 ***	USD	1 Month USD Libor	(1.70)%	Goldman Sachs	40,657	9/26/2020	4,228,356	(14,201)
JP Morgan U.S. Short Index Basket ***	USD	Overnight Bank Funding Rate	(2.20)%	JP Morgan	28,017	1/14/2021	2,990,442	(37,355)
JP Morgan U.S. Short Index Basket 2 ***	USD	Overnight Bank Funding Rate	(1.00)%	JP Morgan	30,430	6/17/2020	3,253,433	(34,225)
								$ (207,144)

								$ (69,075)
*** The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/long-short-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUND - 23.0%
	EQUITY FUND - 23.0%
96,943	VanEck Vectors High-Yield Municipal Index ETF	$ 6,209,199
	TOTAL EXCHANGE TRADED FUND (Cost - $6,245,404)

	MUTUAL FUNDS - 75.8%
	DEBT FUNDS - 75.8%
770,131	BlackRock High Yield Municipal Fund - Institutional Class	7,724,411
782,807	Eaton Vance High Yield Municipal Income Fund - Class I	7,233,134
536,708	Franklin High Yield Tax-Free Income Fund - Advisor Class	5,485,160
	TOTAL MUTUAL FUNDS (Cost - $19,766,347)	20,442,705

	SHORT-TERM INVESTMENT - 0.9%
	MONEY MARKET FUND - 0.9%
232,161	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.47% *	232,161
	TOTAL SHORT-TERM INVESTMENT (Cost - $232,161)

	TOTAL INVESTMENTS - 99.7% (Cost - $26,243,912)	$ 26,884,065
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	70,272
	NET ASSETS - 100.0%	$ 26,954,337

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Credit Default Swaps are valued based on the closing price of the underlying referenced instrument. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Futures Contracts – The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of December 31, 2019 in valuing the fund's investments carried at fair value:

Counterpoint Tactical Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 15,638,057	$ -	$ -	$ 15,638,057
Mutual Funds	316,279,721	-	-	316,279,721
Long Total Return Swap	-	48,901	-	48,901
U.S. Government Obligations	-	23,925,168	-	23,925,168
Short Term Investment	9,333,856	-	-	9,333,856
Total	$ 341,251,634	$ 23,974,069	$ -	$ 365,225,703

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Counterpoint Tactical Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,750,981	$ -	$ -	$ 8,750,981
Exchange Traded Fund	1,652,751	-	-	1,652,751
Long Futures Contracts	160,276	-	-	160,276
Long Total Return Swaps	-	196,057	-	196,057
U.S Government Obligations	-	4,278,390	-	4,278,390
Short Term Investment	1,625,660	-	-	1,625,660
Total	$ 12,189,668	$ 4,474,447	$ -	$ 16,664,115
Liabilities*
Short Total Return Swaps	$ -	$ 298,788	$ -	$ 298,788
Total	$ -	$ 298,788	$ -	$ 298,788

Counterpoint Long-Short Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,116,223	$ -	$ -	$ 6,116,223
Exchange Traded Fund	891,874	-	-	891,874
Long Total Return Swaps	-	138,069	-	138,069
U.S. Government Obligations	-	3,732,910	-	3,732,910
Short Term Investments	918,929	-	-	918,929
Total	$ 7,927,026	$ 3,870,979	$ -	$ 11,798,005
Liabilities*
Short Total Return Swaps	$ -	$ 207,144	$ -	$ 207,144
Total	$ -	$ 207,144	$ -	$ 207,144

Counterpoint Tactical Municipal
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 6,209,199	$ -	$ -	$ 6,209,199
Mutual Funds	20,442,705	-	-	20,442,705
Short Term Investment	232,161	-	-	232,161
Total	$ 26,884,065	$ -	$ -	$ 26,884,065

The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Counterpoint Tactical Income Fund	$ 351,301,803	$ 13,951,565	$ (27,665)	$ 13,923,900
Counterpoint Tactical Equity Fund	$ 15,550,597	$ 1,064,811	$ (250,081)	$ 814,730
Counterpoint Long-Short Equity Fund	$ 11,273,620	$ 539,745	$ (222,504)	$ 317,241
Counterpoint Tactical Municipal Fund	$ 26,246,203	$ 676,357	$ (38,495)	$ 637,862

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 2/27/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 2/27/2020

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/27/2020